Investments	12 Months Ended
Dec. 31, 2023
Disclosure Investments Abstract
Investments

11 Investments

See the accounting policy in Note 2.3 Basis of Consolidation.

(a) Information on investments

		Net profit (loss) for the year			Equity
	Note	2023	2022	2021	2023	2022

Jointly-controlled investment
Refinaria de Petróleo Riograndense S.A.	(i)	21	76		127	110
Bioglycols LLC	(ii)	(16)	(4)		81	81
Associate
Borealis Brasil S.A.	(iii)	70	54	45	288	252
(i)	RPR's main activities are the refining, processing and sale and import of oil, its byproducts and correlated products. The percentage of Braskem's equity interest in the capital of RPR on December 31, 2023 is 33.20% (2022: 33.20%).
(ii)	Bioglycols was incorporated in March 2022. Its main activities are the production and marketing of monoethylene glycol (MEG) and monopropylene glycol (MPG).
(iii)	Borealis’ main activities are the production and commercialization of petrochemical byproducts and correlated products. The percentage of Braskem’s ownership interest in the capital of Borealis on December 31, 2023 is 20% (2022: 20%).

(b) Changes in investments

	Borealis	RPR	Bioglycols LLC	Other	Total

Balance at 2021	41	17		1	59

Dividends and interest on equity	(5)	(4)			(9)
Results from equity-acoounted investees	11	25	(1)		35
Other comprehensive income		(1)			(1)
Capital increase			42	23	65

Balance at 2022	47	37	41	24	149

Dividends and interest on equity	(7)	(2)			(9)
Results from equity-acoounted investees	17	7	(1)	(16)	7
Other comprehensive income		1	1	3	5
Other				13	13

Balance at 2023	57	43	41	24	165

(c) Impact on the consolidation of Braskem Idesa

The Company presents the summarized financial information of the subsidiary Braskem Idesa and its subsidiaries, which has a significant non-controlling interest:

	Braskem Idesa (i)
Statements of financial position	2023	2022
Current assets	3,525	3,685
Non-current assets	16,477	16,108
Total assets	20,002	19,793

Current liabilities	2,138	2,427
Non-current liabilities	22,276	22,070
Total liabilities	24,414	24,497

Shareholders' equity	(4,412)	(4,704)

Total liabilities and shareholders' equity	20,002	19,793

	Braskem Idesa (i)
Statement of profit or loss	2023	2022	2021
Net revenue	4,455	5,953	6,333
Loss for the year	(1,361)	(1,527)	(231)

Statement of cash flows
Net cash (used in) generated from operating activities	(863)	1,349	1,961
Net cash used in investing activities	(791)	(695)	(172)
Net cash generated from (used in) financing activities	927	(220)	(1,004)
Exchange variation on cash of foreign subsidiaries	105	(23)	84
(Decrease) increase in cash and cash equivalents	(622)	411	869

(i)	Braskem Idesa with its subsidiaries Braskem Idesa Servicios and Terminal Química.